REVENUE	9 Months Ended
Sep. 30, 2020
REVENUE
NOTE 4 - REVENUE

The main functions of Wepay System is an online payment services, CPS profit management services, multi-channels App and data analysis, which is developed to provide payment and auto-billing services for online store customers from retail, tourism industry, hospitality and beauty industry.

We earn revenue primarily by completing payment transactions for customers through our “Wepay System” and from other value added services. Our revenues are classified into two categories: transaction revenues based on Gross Merchandise volume (“GMV”) of online stores and revenues from other value added services or online technical services from store customers. As per the services agreement , which will be 0.5% of the actual Gross Merchandise Volume (“GMV”) during trial period and subsequently 2% - 3.5% of GMV pay to the Company as the system service fee. As of nine months ended September 30, 2020, we generated revenues from a related party amounting $2,370,192.  As of three months ended September 30, 2019, we generated revenues from a related party amounting $1,493,829.